Investments (Tables)	3 Months Ended
Mar. 31, 2014
Investments [Abstract]
Schedule of investments in marketable equity securities and other
The components of investments were as follows:

	Successor			Predecessor
	March 31, 2014	December 31, 2013	December 31, 2012	December 31, 2012
	(in millions)
Marketable equity securities	$50	$49	$—	$45
Equity method and other investments	96	94	—	1,008
Bond investment	—	—	2,929	—
Bond derivative	—	—	175	—
	$146	$143	$3,104	$1,053

Investee summarized income statement information
Summarized financial information for Clearwire for the periods preceding the Clearwire Acquisition is as follows:

	January 1 - July 9,	Years Ended December 31,
	2013	2012	2011
	(in millions)
Revenues	$666	$1,265	$1,254
Operating expenses	(1,285)	(2,644)	(3,645)
Operating loss	$(619)	$(1,379)	$(2,391)
Net loss from continuing operations before non-controlling interests	$(1,102)	$(1,744)	$(2,856)
Net loss from discontinued operations before non-controlling interests	$—	$(168)	$(82)